INCOME TAX - Year of Expiration and Amount of Available Unused Net Operating Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	$ 20,660	$ 15,245
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	0	2,090
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	4,054	4,353
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	2,955	3,156
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	1,773	1,912
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	3,011	3,184
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	5,887	0
2032
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	184	0
No expiration
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	$ 2,796	$ 550